Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Provision for credit losses
Provision for loan losses	24	27	3	51	15
Provision for lending-related and other exposures	1	7	10	8	(9)
Provision for credit losses	25	34	13	59	6